Related Party and Party-in-Interest Transactions (Details) - Puerto Rico Group Savings Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party and Party-in-Interest Transactions
Outstanding loans	$ 144,926	$ 117,806
Participants
Related Party and Party-in-Interest Transactions
Outstanding loans	144,926	117,806
Company stock | Master trust
Related Party and Party-in-Interest Transactions
Purchases	0	0
Sales	3,888,928	4,146,229
Realized gains	311,650	40,279
Dividends	$ 1,525,324	$ 1,631,140
Total shares	772,199	881,132
Market value of shares	$ 37,420,776	$ 42,496,960